INCOME TAXES - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforward	$ 16,767	$ 20,316
Business interest carryforward	8,777	2,992
Stock-based compensation	477	796
Accounts receivable allowance	528	209
Lease liabilities	36,032	33,008
Inventory reserve	1,530	290
Goodwill and intangible assets	34,945	0
Transaction costs	1,269	1,027
Accrued liabilities	1,782	57
Total deferred tax assets	102,107	58,695
Valuation allowance	708	0	$ 23,742
Deferred tax assets, net	101,399	58,695
Deferred tax liabilities:
Intangibles and goodwill	0	30,614
Right-of-use assets	38,657	32,740
Debt issuance costs amortization	830	1,173
Property and equipment	3,797	1,754
Total deferred tax liabilities	43,284	66,281
Net deferred tax assets (liabilities)	$ 58,115
Net deferred tax assets (liabilities)		$ (7,586)